LEASES - Future maturities of operating and finance leases (Details)	Dec. 31, 2021 USD ($)
Operating Leases
2022	$ 681,003
2023	487,744
2024	208,800
Total	1,377,547
Less: interest	(104,190)
Total lease liability	1,273,357
Finance Leases
2022	49,416
2023	34,178
Total	83,594
Less: interest	(2,198)
Total lease liability	$ 81,396